Fair Value Measurements (Details) - Schedule of Reconciliation of Level 3 Balance - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of Level 3 Balance [Line Items]
Level 3 Balance at beginning	$ 185,011
Unrealized loss recognized in earnings	226,830
Extinguishment of derivative liability due to cancellation of warrants	(84,447)
Notes payable issued in 2023 where the fair value option was elected	20,053,936
Derivative liability from the warrants issued in 2023	2,584,242
Level 3 Balance at ending	$ 22,965,572